UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 11.7%
Distributors 0.8%
Genuine Parts Co.	23,100	2,306,535
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.	37,448	2,906,714
Yum China Holdings, Inc.	57,900	2,239,572
		5,146,286
Household Durables 0.9%
PulteGroup, Inc.	92,595	2,588,030
Media 3.0%
Discovery, Inc. "A"* (a)	157,200	4,374,876
Interpublic Group of Companies, Inc.	163,900	3,827,065
		8,201,941
Specialty Retail 2.3%
Best Buy Co., Inc.	39,416	3,135,937
Ross Stores, Inc.	34,600	3,313,988
		6,449,925
Textiles, Apparel & Luxury Goods 2.8%
Carter's, Inc.	43,709	4,630,094
Tapestry, Inc.	58,900	2,985,641
		7,615,735
Consumer Staples 5.8%
Food & Staples Retailing 2.8%
Kroger Co.	106,800	3,364,200
U.S. Foods Holding Corp.*	137,039	4,466,101
		7,830,301
Food Products 2.4%
Lamb Weston Holdings, Inc.	44,148	2,984,405
Pinnacle Foods, Inc.	55,099	3,659,675
		6,644,080
Household Products 0.6%
Church & Dwight Co., Inc.	27,300	1,544,634
Energy 6.5%
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	62,300	2,054,031
Oil, Gas & Consumable Fuels 5.7%
Concho Resources, Inc.*	18,600	2,550,990
Devon Energy Corp.	40,500	1,738,665
EQT Corp.	39,600	2,020,392
HollyFrontier Corp.	38,500	2,869,020
Marathon Oil Corp.	167,100	3,594,321
Williams Companies, Inc.	101,800	3,012,262
		15,785,650
Financials 16.9%
Banks 9.4%
East West Bancorp., Inc.	67,300	4,266,147
Huntington Bancshares, Inc.	339,100	5,496,811
KeyCorp	222,260	4,683,018
Sterling Bancorp.	223,982	5,117,989
SunTrust Banks, Inc.	86,320	6,349,699
		25,913,664
Capital Markets 2.9%
Ameriprise Financial, Inc.	27,900	3,960,684
E*TRADE Financial Corp.*	65,800	3,872,988
		7,833,672
Insurance 4.6%
American Financial Group, Inc.	43,941	4,893,270
Hartford Financial Services Group, Inc.	53,203	2,679,835
Torchmark Corp.	57,600	5,064,192
		12,637,297
Health Care 8.2%
Health Care Equipment & Supplies 0.7%
DENTSPLY SIRONA, Inc.	43,217	1,725,223
Health Care Providers & Services 5.6%
Cardinal Health, Inc.	72,714	3,794,944
Centene Corp.*	23,155	3,391,744
Encompass Health Corp.	53,402	4,357,069
Quest Diagnostics, Inc.	35,600	3,915,288
		15,459,045
Pharmaceuticals 1.9%
Mylan NV*	133,984	5,242,794
Industrials 14.8%
Aerospace & Defense 1.4%
Harris Corp.	23,213	3,772,345
Commercial Services & Supplies 1.0%
Republic Services, Inc.	37,700	2,765,672
Electrical Equipment 1.5%
Hubbell, Inc.	32,800	4,144,608
Machinery 9.0%
Crane Co.	67,434	6,155,375
Cummins, Inc.	25,600	3,630,080
Ingersoll-Rand PLC	37,500	3,798,375
Parker-Hannifin Corp.	30,756	5,400,754
Stanley Black & Decker, Inc.	42,118	5,918,843
		24,903,427
Professional Services 0.7%
Nielsen Holdings PLC	73,600	1,913,600
Trading Companies & Distributors 1.2%
AerCap Holdings NV*	55,894	3,184,281
Information Technology 9.8%
Communications Equipment 2.2%
Motorola Solutions, Inc.	47,107	6,046,655
Electronic Equipment, Instruments & Components 1.6%
Dolby Laboratories, Inc. "A"	62,479	4,385,401
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	59,273	4,453,773
LogMeIn, Inc.	18,196	1,563,946
		6,017,719
IT Services 1.7%
Amdocs Ltd.	49,690	3,243,763
Euronet Worldwide, Inc.*	14,700	1,437,660
		4,681,423
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.	28,600	2,827,110
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.	49,700	3,143,028
Materials 6.2%
Chemicals 2.9%
Celanese Corp. "A"	41,731	4,875,433
Valvoline, Inc.	142,645	3,069,720
		7,945,153
Containers & Packaging 2.0%
Crown Holdings, Inc.*	49,200	2,106,252
WestRock Co.	60,829	3,350,462
		5,456,714
Metals & Mining 1.3%
Steel Dynamics, Inc.	77,514	3,544,715
Real Estate 8.7%
Equity Real Estate Investment Trusts (REITs)
Equity Residential	56,400	3,821,100
Essex Property Trust, Inc.	10,768	2,651,943
Gaming and Leisure Properties, Inc.	93,793	3,356,851
Highwoods Properties, Inc.	92,567	4,604,283
Mid-America Apartment Communities, Inc.	36,800	3,811,008
Prologis, Inc.	29,300	1,968,374
Weyerhaeuser Co.	106,400	3,693,144
		23,906,703
Telecommunication Services 1.0%
Diversified Telecommunication Services
CenturyLink, Inc.	133,300	2,847,288
Utilities 7.4%
Electric Utilities 1.5%
Xcel Energy, Inc.	87,583	4,208,363
Multi-Utilities 4.7%
DTE Energy Co.	36,672	4,075,726
Sempra Energy	41,562	4,824,517
WEC Energy Group, Inc.	56,852	3,842,058
		12,742,301
Water Utilities 1.2%
American Water Works Co., Inc.	38,200	3,343,646
Total Common Stocks (Cost $240,684,867)		266,758,995
Exchange-Traded Fund 1.8%
iShares Russell Mid-Cap Value ETF (a) (Cost $4,747,880)	55,237	5,055,843
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.85% (b) (c) (Cost $3,968,975)	3,968,975	3,968,975
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $3,139,797)	3,139,797	3,139,797
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $252,541,519)	101.4	278,923,610
Other Assets and Liabilities, Net	(1.4)	(3,835,927)
Net Assets	100.0	275,087,683

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 11/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.85% (b) (c)
—	3,968,975	—	—	—	7,406	—	3,968,975	3,968,975
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 1.96% (b)
8,093,060	101,963,382	106,916,645	—	—	88,117	—	3,139,797	3,139,797
8,093,060	105,932,357	106,916,645	—	—	95,523	—	7,108,772	7,108,772

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2018 amounted to $3,842,581, which is 1.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended August 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$266,758,995	$—	$—	$266,758,995
Exchange-Traded Fund	5,055,843	—	—	5,055,843
Short-Term Investments (d)	7,108,772	—	—	7,108,772
Total	$278,923,610	$—	$—	$278,923,610

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Value Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018